SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS California Tax-Free Income Fund
DWS Intermediate Tax-Free Fund
DWS Managed Municipal Bond Fund
DWS Massachusetts Tax-Free Fund
DWS New York Tax-Free Income Fund
DWS Short-Term Municipal Bond Fund
DWS Strategic High Yield Tax-Free Fund
The following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub-heading under the “MANAGEMENT” heading in the summary section of the fund’s prospectuses.
DWS California Tax-Free Income Fund
Ashton P. Goodfield, CFA, Head of Investment Strategy Fixed Income. Portfolio Manager of the fund through September 30, 2021. Began managing the fund in 2014.
Michael J. Generazo, Senior Portfolio Manager Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2010.
Matthew J. Caggiano, CFA, Senior Portfolio Manager Fixed Income. Portfolio Manager of the fund. Began managing the fund in 1999.
The following information replaces the existing similar disclosure for the fund under the “MANAGEMENT” heading in the “FUND DETAILS” section of the fund’s prospectuses.
The following Portfolio Managers are jointly and primarily responsible for the day-to-day management of the fund.
Ashton P. Goodfield, CFA, Head of Investment Strategy Fixed Income. Portfolio Manager of the fund through September 30, 2021. Began managing the fund in 2014.
■
Joined DWS in 1986.
■
Head of Municipal Bond Department; Portfolio Manager, Municipal Bond Mutual Funds: Boston.
■
BA, Duke University.
Michael J. Generazo, Senior Portfolio Manager Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2010.
■
Joined DWS in 1999.
■
BS, Bryant College; MBA, Suffolk University.
Matthew J. Caggiano, CFA, Senior Portfolio Manager Fixed Income. Portfolio Manager of the fund. Began managing the fund in 1999.
■
Joined DWS in 1989.
■
Effective October 1, 2021, Co-Head of Municipal Bond Department.
■
BS, Pennsylvania State University; MS, Boston College.
The following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub-heading under the “MANAGEMENT” heading in the summary section of the fund’s prospectuses.
DWS Intermediate Tax-Free Fund
Ashton P. Goodfield, CFA, Head of Investment Strategy Fixed Income. Portfolio Manager of the fund through September 30, 2021. Began managing the fund in 1990.
Matthew J. Caggiano, CFA, Senior Portfolio Manager Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2014.
Peter Aloisi, CFA, Portfolio Manager Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2014.
Chad H. Farrington, CFA, Senior Portfolio Manager Fixed Income. Portfolio Manager of the fund effective October 1, 2021.
July 8, 2021
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The following information replaces the existing similar disclosure for the fund under the “MANAGEMENT” heading in the “FUND DETAILS” section of the fund’s prospectuses.
The following Portfolio Managers are jointly and primarily responsible for the day-to-day management of the fund.
Ashton P. Goodfield, CFA, Head of Investment Strategy Fixed Income. Portfolio Manager of the fund through September 30, 2021. Began managing the fund in 1990.
■
Joined DWS in 1986.
■
Head of Municipal Bond Department; Portfolio Manager, Municipal Bond Mutual Funds: Boston.
■
BA, Duke University.
Matthew J. Caggiano, CFA, Senior Portfolio Manager Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2014.
■
Joined DWS in 1989.
■
Effective October 1, 2021, Co-Head of Municipal Bond Department.
■
BS, Pennsylvania State University; MS, Boston College.
Peter Aloisi, CFA, Portfolio Manager Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2014.
■
Joined DWS in 2010 with five years of industry experience; previously, served as an Associate at Banc of America Securities.
■
BA and MBA, Boston College.
Chad H. Farrington, CFA, Senior Portfolio Manager Fixed Income. Portfolio Manager of the fund effective October 1, 2021.
■
Joined DWS in 2018 with 20 years of industry experience; previously, worked as Portfolio Manager, Head of Municipal Research, and Senior Credit Analyst at Columbia Threadneedle.
■
Effective October 1, 2021, Co-Head of Municipal Bond Department.
■
BS, Montana State University.
The following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub-heading under the “MANAGEMENT” heading in the summary section of the fund’s prospectuses.
DWS Managed Municipal Bond Fund
Ashton P. Goodfield, CFA, Head of Investment Strategy Fixed Income. Portfolio Manager of the fund through September 30, 2021. Began managing the fund in 1998.
Matthew J. Caggiano, CFA, Senior Portfolio Manager Fixed Income. Portfolio Manager of the fund. Began managing the fund in 1999.
Chad H. Farrington, CFA, Senior Portfolio Manager Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2018.
Michael J. Generazo, Senior Portfolio Manager Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2010.
Peter Aloisi, CFA, Portfolio Manager Fixed Income. Portfolio Manager of the fund effective October 1, 2021.
The following information replaces the existing similar disclosure for the fund under the “MANAGEMENT” heading in the “FUND DETAILS” section of the fund’s prospectuses.
The following Portfolio Managers are jointly and primarily responsible for the day-to-day management of the fund.
July 8, 2021
PROSTKR21-45

Ashton P. Goodfield, CFA, Head of Investment Strategy Fixed Income. Portfolio Manager of the fund through September 30, 2021. Began managing the fund in 1998.
■
Joined DWS in 1986.
■
Head of Municipal Bond Department; Portfolio Manager, Municipal Bond Mutual Funds: Boston.
■
BA, Duke University.
Matthew J. Caggiano, CFA, Senior Portfolio Manager Fixed Income. Portfolio Manager of the fund. Began managing the fund in 1999.
■
Joined DWS in 1989.
■
Effective October 1, 2021, Co-Head of Municipal Bond Department.
■
BS, Pennsylvania State University; MS, Boston College.
Chad H. Farrington, CFA, Senior Portfolio Manager Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2018.
■
Joined DWS in 2018 with 20 years of industry experience; previously, worked as Portfolio Manager, Head of Municipal Research, and Senior Credit Analyst at Columbia Threadneedle.
■
Effective October 1, 2021, Co-Head of Municipal Bond Department.
■
BS, Montana State University.
Michael J. Generazo, Senior Portfolio Manager Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2010.
■
Joined DWS in 1999.
■
BS, Bryant College; MBA, Suffolk University.
Peter Aloisi, CFA, Portfolio Manager Fixed Income. Portfolio Manager of the fund effective October 1, 2021.
■
Joined DWS in 2010 with five years of industry experience; previously, served as an Associate at Banc of America Securities.
■
BA and MBA, Boston College.
The following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub-heading under the “MANAGEMENT” heading in the summary section of the fund’s prospectuses.
DWS Massachusetts Tax-Free Fund
Ashton P. Goodfield, CFA, Head of Investment Strategy Fixed Income. Portfolio Manager of the fund through September 30, 2021. Began managing the fund in 2014.
Michael J. Generazo, Senior Portfolio Manager Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2018.
Matthew J. Caggiano, CFA, Senior Portfolio Manager Fixed Income. Portfolio Manager of the fund effective October 1, 2021.
The following information replaces the existing similar disclosure for the fund under the “MANAGEMENT” heading in the “FUND DETAILS” section of the fund’s prospectuses.
The following Portfolio Managers are jointly and primarily responsible for the day-to-day management of the fund.
Ashton P. Goodfield, CFA, Head of Investment Strategy Fixed Income. Portfolio Manager of the fund through September 30, 2021. Began managing the fund in 2014.
■
Joined DWS in 1986.
■
Head of Municipal Bond Department; Portfolio Manager, Municipal Bond Mutual Funds: Boston.
■
BA, Duke University.
July 8, 2021
PROSTKR21-45

Michael J. Generazo, Senior Portfolio Manager Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2018.
■
Joined DWS in 1999.
■
BS, Bryant College; MBA, Suffolk University.
Matthew J. Caggiano, CFA, Senior Portfolio Manager Fixed Income. Portfolio Manager of the fund effective October 1, 2021.
■
Joined DWS in 1989.
■
Effective October 1, 2021, Co-Head of Municipal Bond Department.
■
BS, Pennsylvania State University; MS, Boston College.
The following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub-heading under the “MANAGEMENT” heading in the summary section of the fund’s prospectuses.
DWS New York Tax-Free Income Fund
Ashton P. Goodfield, CFA, Head of Investment Strategy Fixed Income. Portfolio Manager of the fund through September 30, 2021. Began managing the fund in 1999.
Matthew J. Caggiano, CFA, Senior Portfolio Manager Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2004.
Peter Aloisi, CFA, Portfolio Manager Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2018.
The following information replaces the existing similar disclosure for the fund under the “MANAGEMENT” heading in the “FUND DETAILS” section of the fund’s prospectuses.
The following Portfolio Managers are jointly and primarily responsible for the day-to-day management of the fund.
Ashton P. Goodfield, CFA, Head of Investment Strategy Fixed Income. Portfolio Manager of the fund through September 30, 2021. Began managing the fund in 1999.
■
Joined DWS in 1986.
■
Head of Municipal Bond Department; Portfolio Manager, Municipal Bond Mutual Funds: Boston.
■
BA, Duke University.
Matthew J. Caggiano, CFA, Senior Portfolio Manager Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2004.
■
Joined DWS in 1989.
■
Effective October 1, 2021, Co-Head of Municipal Bond Department.
■
BS, Pennsylvania State University; MS, Boston College.
Peter Aloisi, CFA, Portfolio Manager Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2018.
■
Joined DWS in 2010 with five years of industry experience; previously, served as an Associate at Banc of America Securities.
■
BA and MBA, Boston College.
The following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub-heading under the “MANAGEMENT” heading in the summary section of the fund’s prospectuses.
DWS Short-Term Municipal Bond Fund
Ashton P. Goodfield, CFA, Head of Investment Strategy Fixed Income. Portfolio Manager of the fund through September 30, 2021. Began managing the fund in 2003.
July 8, 2021
PROSTKR21-45

Matthew J. Caggiano, CFA, Senior Portfolio Manager Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2014.
Peter Aloisi, CFA, Portfolio Manager Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2014.
The following information replaces the existing similar disclosure for the fund under the “MANAGEMENT” heading in the “FUND DETAILS” section of the fund’s prospectuses.
The following Portfolio Managers are jointly and primarily responsible for the day-to-day management of the fund.
Ashton P. Goodfield, CFA, Head of Investment Strategy Fixed Income. Portfolio Manager of the fund through September 30, 2021. Began managing the fund in 2003.
■
Joined DWS in 1986.
■
Head of Municipal Bond Department; Portfolio Manager, Municipal Bond Mutual Funds: Boston.
■
BA, Duke University.
Matthew J. Caggiano, CFA, Senior Portfolio Manager Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2014.
■
Joined DWS in 1989.
■
Effective October 1, 2021, Co-Head of Municipal Bond Department.
■
BS, Pennsylvania State University; MS, Boston College.
Peter Aloisi, CFA, Portfolio Manager Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2014.
■
Joined DWS in 2010 with five years of industry experience; previously, served as an Associate at Banc of America Securities.
■
BA and MBA, Boston College.
The following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub-heading under the “MANAGEMENT” heading in the summary section of the fund’s prospectuses.
DWS Strategic High Yield Tax-Free Fund
Ashton P. Goodfield, CFA, Head of Investment Strategy Fixed Income. Portfolio Manager of the fund through September 30, 2021. Began managing the fund in 2014.
Chad H. Farrington, CFA, Senior Portfolio Manager Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2018.
Michael J. Generazo, Senior Portfolio Manager Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2018.
Matthew J. Caggiano, CFA, Senior Portfolio Manager Fixed Income. Portfolio Manager of the fund effective October 1, 2021.
Peter Aloisi, CFA, Portfolio Manager Fixed Income. Portfolio Manager of the fund effective October 1, 2021.
The following information replaces the existing similar disclosure for the fund under the “MANAGEMENT” heading in the “FUND DETAILS” section of the fund’s prospectuses.
The following Portfolio Managers are jointly and primarily responsible for the day-to-day management of the fund.
Ashton P. Goodfield, CFA, Head of Investment Strategy Fixed Income. Portfolio Manager of the fund through September 30, 2021. Began managing the fund in 2014.
■
Joined DWS in 1986.
■
Head of Municipal Bond Department; Portfolio Manager, Municipal Bond Mutual Funds: Boston.
July 8, 2021
PROSTKR21-45

■
BA, Duke University.
Chad H. Farrington, CFA, Senior Portfolio Manager Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2018.
■
Joined DWS in 2018 with 20 years of industry experience; previously, worked as Portfolio Manager, Head of Municipal Research, and Senior Credit Analyst at Columbia Threadneedle.
■
Effective October 1, 2021, Co-Head of Municipal Bond Department.
■
BS, Montana State University.
Michael J. Generazo, Senior Portfolio Manager Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2018.
■
Joined DWS in 1999.
■
BS, Bryant College; MBA, Suffolk University.
Matthew J. Caggiano, CFA, Senior Portfolio Manager Fixed Income. Portfolio Manager of the fund effective October 1, 2021.
■
Joined DWS in 1989.
■
Effective October 1, 2021, Co-Head of Municipal Bond Department.
■
BS, Pennsylvania State University; MS, Boston College.
Peter Aloisi, CFA, Portfolio Manager Fixed Income. Portfolio Manager of the fund effective October 1, 2021.
■
Joined DWS in 2010 with five years of industry experience; previously, served as an Associate at Banc of America Securities.
■
BA and MBA, Boston College.
Please Retain This Supplement for Future Reference
July 8, 2021
PROSTKR21-45